Accumulated Other Comprehensive Loss Reclassifications from Accumulated Other Comprehensive Loss (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Selling, general and administrative expenses	$ 416.0	$ 347.1	$ 407.0
Income tax expense (benefit)	23.3	(31.5)	26.0
Net of tax	31.4	84.2	(46.9)
Cost of sales	3,801.9	3,183.5	3,302.1
Restructuring, impairment and transaction-related charges	95.3	118.3	114.0
Net earnings (loss) from continuing operations	30.9	56.3	(8.0)
Impact of income taxes	48.7	(17.3)	(37.5)
Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net of tax	(7.0)	(9.9)	5.2
Net earnings (loss) from continuing operations	(9.9)	(16.2)	8.7
Impact of income taxes	2.9	6.3	(3.5)
Revaluation Gain on Sale of Businesses [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Selling, general and administrative expenses	(2.4)	0	0
Amortization of Prior Service Credit on Postretirement Benefit Plans[Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Selling, general and administrative expenses	(5.7)	(3.4)	(3.5)
Income tax expense (benefit)	2.2	1.3	1.3
Net of tax	(3.5)	(2.1)	(2.2)
Pension and Other Postretirement Benefit Liability [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income tax expense (benefit)	(0.1)	0	(0.1)
Net of tax	0.2	(0.1)	0.3
Cost of sales	0.3	(0.1)	0.4
Accumulated Defined Benefit Plans Adjustment for Curtailments [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income tax expense (benefit)	0.8	5.0	(4.7)
Net of tax	(1.3)	(7.7)	7.1
Restructuring, impairment and transaction-related charges	$ (2.1)	$ (12.7)	$ 11.8